Summary of Financial Assets Measured at a Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash equivalents	$ 10,000
Restricted cash	53	53	53
Total assets	10,053	53	53
Quoted Prices in Active Markets (Level 1)
Assets:
Cash equivalents	10,000
Restricted cash	53	53	53
Total assets	10,053	53	53
Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents
Restricted cash
Total assets
Unobservable Inputs (Level 3)
Assets:
Cash equivalents
Restricted cash
Total assets